BORROWINGS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Advances from Federal Home Loan Banks [Abstract]
Schedule of maturities of advances from the FHLB
March 31,
(In thousands)	2019

Fiscal Year-End
2019	$54,979
2020	11,463
2021	5,000
2023	8,500
Total	$79,942

(In thousands)	2018	2017

2018	$-	$12,000
2019	43,071	4,936
2020	11,451	6,405
2021	5,000	-
2023	8,500	-
Thereafter	-	3,500
Total	$68,022	$26,841